Income tax	12 Months Ended
Jun. 30, 2018
Income Tax
Income tax
20.	Income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Argentine tax reform

On December 27, 2017, the Argentine Congress approved the Tax Reform, through Law No. 27,430, which was enacted on December 29, 2017, and has introduced many changes to the income tax treatment applicable to financial income. The key components of the Tax Reform are as follows:

Dividends: Tax on dividends distributed by argentine companies would be as follows: (i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.

Income tax: Corporate income tax would be gradually reduced to 30% for fiscal years commencing after January 1, 2018 through December 31, 2019, and to 25% for fiscal years beginning after January 1, 2020, inclusive.

Presumptions of dividends: Certain facts will be presumed to constitute dividend payments, such as: i) withdrawals from shareholders, ii) shareholders private use of property of the company, iii) transactions with shareholders at values different from market values, iv) personal expenses from shareholders or shareholder remuneration without substance.

Revaluation of assets: The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and affected to the generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being (i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. As of the date of these Financial Statements, the Group has not exercised the option. The gain generated by the revaluation is exempted according to article 291 of Law 27,430 and, the additional tax generated by the revaluation is not deductible.

In addition, the argentine tax reform contemplates other amendments regarding the following matters: social security contributions, tax administrative procedures law, criminal tax law, tax on liquid fuels, and excise taxes, among others. As of the date of presentation of these Financial Statements, some aspects are pending regulation by the National Executive Power.

US tax reform

In December 2017, a bill was passed to reform the Federal Taxation Law in the United States. The reform included a reduction of the corporate tax rate from 35% to 21%, for the tax years 2018 and thereafter. The reform has impact in certain subsidiaries of the Group in the United States.

Israel tax reform

In December 2016 the Israeli Government modified the income tax rate, generating a reduction from 25% to 24% for the 2017 calendar year and 23% for the 2018 calendar year onwards.

The details of the provision for the Group’s income tax, is as follows:

	June 30, 2018	June 30, 2017	June 30, 2016
Current income tax	(425)	(745)	(567)
Deferred income tax	549	(2,021)	(5,784)
MPIT	-	-	26
Income tax from continuing operations	124	(2,766)	(6,325)

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 45%
Bermudas	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2018, 2017 and 2016:

	June 30, 2018	June 30, 2017	June 30, 2016
Loss from continuing operations at tax rate applicable in the respective countries	(3,571)	(1,963)	(5,622)
Permanent differences:
Share of profit of associates and joint ventures	(71)	130	(226)
Unrecognized tax loss carryforwards (i)	(1,557)	(1,209)	(169)
Changes in fair value of financial instruments (ii)	(346)	434	-
Change of tax rate (ii)	5,676	396	(450)
Non-taxable profit / (loss), non-deductible expenses and others	(7)	(554)	116
Income tax from continuing operations	124	(2,766)	(6,351)
MPIT	-	-	26

(i) Corresponds mainly to holding companies in the Operations Center in Israel

(ii) As of June 30, 2018 corresponds to the effect of applying the changes in the tax rates applicable in accordance with the tax reform explained above, being Ps. 405 the effect of the rate change in US and Ps. 5,271 the effect of the rate change in Argentina. As of June 30, 2017 and 2016 the rate change was in Israel.

Deferred tax assets and liabilities of the Group as of June 30, 2018 and 2017 will be recovered as follows:

	June 30, 2018	June 30, 2017
Deferred income tax asset to be recovered after more than 12 months	5,865	5,577
Deferred income tax asset to be recovered within 12 months	1,093	159
Deferred income tax assets	6,958	5,736

	June 30, 2018	June 30, 2017
Deferred income tax liability to be recovered after more than 12 months	(32,597)	(19,027)
Deferred income tax liability to be recovered within 12 months	(178)	(9,448)
Deferred income tax liability	(32,775)	(28,475)
Deferred income tax assets (liabilities), net	(25,817)	(22,739)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2018 and 2017, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.17	Business combination and Assets held for sale (i)	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Deconsolidation	06.30.18
Assets
Trade and other payables	2,021	-	526	(591)	-	1,956
Tax loss carry-forwards	2,955	1	746	703	-	4,405
Others	760	-	523	(268)	(418)	597
Subtotal assets	5,736	1	1,795	(156)	(418)	6,958
Liabilities	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(24,176)	(14)	(6,640)	(300)	2,445	(28,685)
Trading properties	(99)	-	(73)	20	-	(152)
Trade and other receivables	(305)	-	-	(81)	-	(386)
Investments	(9)	-	1	(16)	-	(24)
Intangible assets	(2,682)	-	126	433	781	(1,342)
Others	(1,204)	-	(1,341)	359	-	(2,186)
Subtotal liabilities	(28,475)	(14)	(7,927)	415	3,226	(32,775)
Assets (Liabilities), net	(22,739)	(13)	(6,132)	259	2,808	(25,817)

	06.30.16	Business combination and Assets held for sale (i)	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Reclassification opening balances	Use of tax loss carry-forwards	06.30.17
Assets
Trade and other payables	1,774	-	281	(34)	-	-	2,021
Tax loss carry-forwards	3,251	-	488	(613)	-	(171)	2,955
Others	724	(47)	136	(53)	-	-	760
Subtotal assets	5,749	(47)	905	(700)	-	(171)	5,736
Liabilities	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(20,772)	-	(1,888)	(1,575)	59	-	(24,176)
Trading properties	(120)	-	(24)	45	-	-	(99)
Trade and other receivables	(142)	(7)	-	(156)	-	-	(305)
Investments	(10)	-	1	-	-	-	(9)
Intangible assets	(2,860)	-	(312)	490	-	-	(2,682)
Others	(944)	36	(122)	(174)	-	-	(1,204)
Subtotal liabilities	(24,848)	29	(2,345)	(1,370)	59	-	(28,475)
Assets (Liabilities), net	(19,099)	(18)	(1,440)	(2,070)	59	(171)	(22,739)

(i) Includes Ps. 6 for business combination (Note 4) and Ps. 12 for reclassification to assets held for sale (Note 31).

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years, while in Israel do not expire.

As of June 30, 2018, the Group's recognized tax loss carry forward prescribed as follows:

Date	Total
2019	49
2020	35
2021	33
2022	9
2023	2,875
Do not expire	1,404
Total	4,405

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group’s strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies’ performance, Management estimates that as at June 30, 2018, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of Ps. 132,442 and Ps. 131,748 as of June 30, 2018 and 2017, respectively. Although management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of Ps. 1,722 and Ps. 1,792 as of June 30, 2018 and 2017, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group’s potential final tax liability.

On June 30, 2018 and 2017, the Group recognized a deferred liability in the amount of Ps. 623 and Ps. 857, respectively, related to the potential future sale of one of its subsidiaries shares.

IDBD and DIC assess whether it is necessary to recognize deferred tax liabilities for the temporary differences arising in relation to its investments in subsidiaries; in this respect, IDBD, DIC and PBC estimate that if each of them is required to dispose of its respective holdings in subsidiaries, they would not be liable to income tax on the sale and, for such reason, they did not recognize the deferred tax liabilities related to this difference in these Consolidated Financial Statements.

The Group has assessed that the sale of Ispro is probable in the near future, so that the corresponding deferred liability has been recognized in these Consolidated Financial statements. This investment does not comply with the requirements of IFRS 5 for classification as held for sale.